The Company overview	12 Months Ended
Mar. 31, 2026
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The Company overview

1. The Company overview

Wipro Limited (“Wipro” or the “Parent Company”), together with its subsidiaries and controlled trusts (collectively, “we”, “us”, “our”, “the Company” or “the Group”) is a leading artificial intelligence (“AI”) powered technology services and consulting company focused on building innovative solutions that address clients’ most complex digital transformation needs. Leveraging our consulting-led approach and the Wipro Intelligence™ unified suite of AI-powered platforms, solutions and transformative offerings, we help clients realize their boldest ambitions to build intelligent and sustainable businesses.

Wipro is a public limited company incorporated and domiciled in India. The address of its registered office is Wipro Limited, Doddakannelli, Sarjapur Road, Bengaluru – 560 035, Karnataka, India. The Company has its primary listing with BSE Ltd. and National Stock Exchange of India Limited. The Company’s American Depository Shares (“ADS”) representing equity shares are also listed on the New York Stock Exchange.

The Company’s Board of Directors authorized these consolidated financial statements for issue on June 2, 2026.